Stock-Based Compensation (Summary of Option Activity Under Stock Option Plans) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Shares
Outstanding at beginning of year	1,296,000	1,861,800	2,657,400
Exercised		(249,600)	(67,200)
Forfeited/Expired	(693,000)	(316,200)	(728,400)
Outstanding at end of year	603,000	1,296,000	1,861,800	2,657,400
Exercisable at end of year	603,000
Weighted-Average Exercise Price
Outstanding at beginning of year	¥ 4,263	¥ 4,036	¥ 4,245
Exercised		3,311	3,287
Forfeited/Expired	4,500	3,678	4,869
Outstanding at end of year	3,990	¥ 4,263	¥ 4,036	¥ 4,245
Exercisable at end of year	¥ 3,990
Weighted-Average Remaining Contractual Term
Outstanding at end of year	2 months 12 days	4 months 24 days	8 months 12 days	1 year
Exercisable at end of year	2 months 12 days
Aggregate Intrinsic Value
Outstanding at beginning of year		¥ 248	¥ 28
Outstanding at end of year			¥ 248	¥ 28
Exercisable at end of year	¥ 0